Debt	6 Months Ended
Jun. 30, 2025
Debt
Debt

Note 7. Debt

Debt by category

	June 30,	December 31,
Skr mn	2025	2024
Currency-related contracts	4,272	4,802
Interest rate-related contracts	326,287	320,014
Equity-related contracts	–	54
Contracts related to commodities, credit risk, etc.	102	125
Total debt	330,661	324,995
of which denominated in:
Skr	26,067	22,509
USD	196,777	203,141
EUR	74,575	67,070
AUD	9,478	10,281
GBP	13,965	10,238
CHF	4,366	4,461
Other currencies	5,433	7,295

The information is disclosed in accordance with FFFS 2014:21.